Borrowings (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023
Borrowings [Line Items]
Principle amount	$ 10,000,000
Interest expense	$ 83,333	$ 145,556
Repaid convertible notes interests			$ 10,000,000
Convertible Note [Member]
Borrowings [Line Items]
Annual interest rate	4.00%
Fixed conversion price (in Dollars per share)	$ 10
Minimum [Member]
Borrowings [Line Items]
Capital loan annual interest rate	3.36%
Maximum [Member]
Borrowings [Line Items]
Capital loan annual interest rate	3.85%
Class A Ordinary Shares [Member] | Convertible Note [Member]
Borrowings [Line Items]
Fixed conversion price (in Dollars per share)	$ 7